FAIR VALUE MEASUREMENTS - Fair value of the private warrants (Details) - Novus Capital Corp [Member]	Dec. 31, 2020 Y item	May 19, 2020 Y item
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative measurement input	11.50	11.50
Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative measurement input	15.65	10.00
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative measurement input	22.0	22.0
Probability of completing a Business Combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative measurement input	97.5	68
Term in years
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative measurement input | Y	5	5
Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative measurement input	0.36	0.35